Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Summary of Company's Subsidiaries

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2021, 2020 and 2019 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2021	2020	2019
Fairhaven Pharmaceuticals Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	nil
Liminal R&D BioSciences Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal BioSciences Holdings Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	nil*	100%	100%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	nil*	100%	100%
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	nil*	100%	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	nil*	100%	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%

The Company held less than 100% interest in the following two entities during the last three fiscal years. The Company's interest in these subsidiaries at December 31, 2021 and 2020 was as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%

Summary of Estimated Useful Lives of the Capital Assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as described below.

Capital asset	Period
Buildings and improvements	20 years
Leasehold improvements	The lower of the lease term and the useful life
Production and laboratory equipment	5 - 20 years
Furniture	5 - 10 years
Computer equipment	3 - 5 years

Summary of Estimated Useful Lives of the Intangible Asset

Intangible asset	Period
Licenses and other rights	30 years
Donor lists	10 years
Patents	20 years
Software	5 years